Summary of Amounts Recognized in Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013
Amounts recognized in the balance sheet consist of:
Non-current assets	$ 56.3	$ 48.5
UK Plan
Amounts recognized in the balance sheet consist of:
Non-current assets	56.3	48.5
Non-current liabilities
Net asset recognized	$ 56.3	$ 48.5